SHARE-BASED PAYMENT - Warrant issued for private placement (Details) - $ / shares		1 Months Ended	12 Months Ended
	Jan. 05, 2024	Jan. 31, 2024	Dec. 31, 2024	Aug. 19, 2022	Aug. 16, 2022	Jun. 27, 2022
SHARE-BASED PAYMENT
Class of warrants to purchase shares						480,000
Warrants exercise price				$ 6		$ 0.1
Class A ordinary shares
SHARE-BASED PAYMENT
Number of shares issued upon exercise of warrants	500,000		500,000
Prefunded Warrants | ADS
SHARE-BASED PAYMENT
Warrants to purchase						480,000
Warrants exercise price						$ 0.1
Series A Warrants | ADS
SHARE-BASED PAYMENT
Warrants to purchase					1,556,667	1,600,000
Warrants exercise price					$ 6.6	$ 11
Each warrant exercisable						1
Series B Warrants | ADS
SHARE-BASED PAYMENT
Warrants to purchase					1,556,667	1,600,000
Warrants exercise price					$ 6	$ 10
Each warrant exercisable						1
Number of shares issued upon exercise of warrants		5,000